Summary of Material Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2024 AUD ($)	Jun. 30, 2025 AUD ($)
Summary of Material Accounting Policies [Line Items]
Percentage of interest	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
(Loss) Profit for the year		$ (2,484,911)	$ (966,665)
Net current liability position		$ 22,828,256		$ 28,226,175
Number of trading days	120 days	120 days
Gross Proceeds from Private Placement	$ 10,400,000	$ 10,400,000
Senior Debt [Member]
Summary of Material Accounting Policies [Line Items]
Bank debt instruments held		14,000,000
Bank Facility Loans [Member]
Summary of Material Accounting Policies [Line Items]
Bank debt instruments held		$ 5,887,086
Private Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		479,000
Representative’s Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		450,000
Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		458,720
Substantial doubt regarding Going Concern [Member]
Summary of Material Accounting Policies [Line Items]
Net current liability position		$ 9,461,454	$ 13,056,107
Australian Oilseeds Investments Pty Ltd. [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of ownership	82.70%	82.70%